Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings.
Borrowings
17	Borrowings
a)	Term Loan

On June 15, 2018, all outstanding principal balances related to previous term loans were repaid and the Company obtained a new $7,263,000 term loan (the “2018 Loan”) from a group of private lenders (the “Lenders”). The 2018 Loan was made pursuant to a credit agreement dated June 15, 2018, between the Company and various Lenders, including several individuals who are non-arms length to the Company (the “NAL Lenders”). The NAL Lenders included several officers and directors of the Company who funded an aggregate of $2,263,000 of the 2018 Loan.

The 2018 Loan was subordinate to the Company’s existing line of credit with SVB and had a term of two years. The 2018 Loan accrued interest at the rate of 12.0% per annum and the Lenders were issued an aggregate of 2,420,990 warrants (the “Warrants”) as bonus warrants in connection with the 2018 Loan. Each Warrant entitled the Lender to acquire one common share for a period of two years at an exercise price of $1.01 per common share, which represented the closing price of the common shares on June 14, 2018. At the time of issuance, the 2,420,990 Warrants had a fair value of $0.46 per Warrant. The fair value of the Warrants was determined using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 2.18%, expected volatility of 98%, expected life of 1.75 years and expected dividends of $nil.

The 2018 Loan was subordinate to the Company’s existing line of credit with SVB and had a term of two years. The 2018 Loan accrued interest at the rate of 12.0% per annum and the Lenders were issued an aggregate of 2,420,990 warrants (the “Warrants”) as bonus warrants in connection with the 2018 Loan. Each Warrant entitled the Lender to acquire one common share for a period of two years at an exercise price of $1.01 per common share, which represented the closing price of the common shares on June 14, 2018. At the time of issuance, the 2,420,990 Warrants had a fair value of $0.46 per Warrant. The fair value of the Warrants was determined using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 2.18%, expected volatility of 98%, expected life of 1.75 years and expected dividends of $nil.

Transaction costs incurred in securing the 2018 Loan were $256,403. Included in that amount are nominal fees that the Company agreed to pay to two eligible parties assisting in the 2018 Loan. All transaction costs were capitalized and deferred. These deferred transaction costs are being amortized over the term of the agreement under the effective interest rate method and included in the finance costs.

Fifty percent of the principal portion of the 2018 Loan was to be repaid in ten equal quarterly installments beginning January 1, 2019. The remaining 50% of the 2018 Loan was to be paid at maturity.

On March 31, 2019, the Company entered into an amending agreement to its credit agreement dated June 15, 2018, whereby the maturity date of the 2018 Loan was extended from June 15, 2020, to June 15, 2021.

On April 12, 2020, the Company borrowed US$5,400,000 from SVB in the form of a secured term loan that expires April 1, 2024 (the “Secured Term Loan”), and bears interest at the annual rate equal to the greater of (i) prime plus 2.0% and (ii) 6.75%. All transaction costs related to the Secured Term Loan have been capitalized and deferred and are being amortized over the term of the Secured Term Loan under the effective interest rate method and included in finance costs.

On April 17, 2020, all outstanding principal balances related to the 2018 Loan were repaid in the amount of $5,144,625 and the Company incurred an early repayment penalty of 2.5% totalling $128,616. During the year ended December 31, 2020, $372,188 of transaction costs were incurred securing the Secured Term Loan. All transaction costs have been capitalized and deferred. These deferred transaction costs are being amortized over the term of the agreement under the effective interest method and included in finance costs.

(Expressed in Canadian dollars)

On November 9, 2020, the Company and SVB agreed to increase the availability under the Secured Term Loan by additional US$2,350,000 to a total of US$7,750,000.

On December 24, 2020, the Company and SVB agreed to amend the applicable interest rate of the Secured Term Loan to the greater of prime plus 1.50% and 4.75%. On December 31, 2020, the prime rate was 3.25%.

On May 4, 2021, the Company and SVB agreed to amend the applicable interest rate of the Secured Term Loan to the greater of prime plus 0.60% and 3.85%. On September 30, 2021, the prime rate was 3.25%.

On May 5, 2020, the Company secured a loan of US$1,390,294 (CAD$1,816,836) pursuant to the Paycheck Protection Program as part of the United States’ Coronavirus Aid, Relief and Economic Security Act. On October 12, 2020, the Company applied for the loan forgiveness in accordance with the terms of that program, and the loan was fully forgiven on November 25, 2020. The total loan of US$1,390,294 (CAD$1,816,836) was used to reduce salary costs on the statement of comprehensive income, $1,282,208 for sales and marketing costs, $465,481 for technology costs, and $69,147 for general and administrative costs.

The following table outlines the activity of the term loans during the year ended December 31, 2021, and 2020:

$
Amortized cost – January 1, 2021	8,278,004
Accrued interest	436,996
Payment of interest	(302,157)
Principal amount repaid	(2,495,887)
Exchange	—

Balance – December 31, 2021	5,916,956

$
Amortized cost – January 1, 2020	3,452,331
Accrued interest	644,342
Payment of interest	(501,057)
Principal amount repaid	(9,101,681)
Exchange	(404,483)
Adjustment for warrants granted for repaid term loan	1,922,271
Amounts borrowed – net of costs and warrants issued	12,266,281

Balance – December 31, 2020	8,278,004

The credit facilities are subject to certain general and financial covenants, including the delivery of annual audited consolidated financial statements to the holders. The credit facilities are secured by all material assets of the Company. The Company was not in breach of any covenants as at December 31, 2021.

(Expressed in Canadian dollars)

b)International loans

On June 15, 2018, as a part of the acquisition of ADman, the Company assumed various government and bank loans and lines of credits.

Term loans

Term loans outstanding amounting to $867,931 (Euro 602,673) as at December 31, 2021 (2020: $1,315,505: Euro 893,219). The interest rates of 1.45% to 4.60% and maturity date from August 17, 2022 to May 21, 2025 for these unsecured term loans held during the year ended December 31, 2021, and 2020.

Line of credit

The line of credit payables amounting to $14,154 (Euro 10,628) as at December 31, 2021 (2020: $664,724: Euro 485,404) is secured against ADman’s accounts receivable as at December 31, 2021 and 2020. The interest rates of Euribor + 1.95% to Euribor 2.25% and maturity date from May 19, 2022 to April 16, 2023 for these line of credit payables held during the year ended December 31, 2021, and 2020.